Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2021
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2020	12/31/2021

Computable capital:	151,458	168,616
Core capital	158,786	165,626
Supplementary capital	27,203	27,928
Deductible items	(44,479)	(49,547)
Subordinated Additional Tier I Capital Notes (see Note 22.c)	9,948	24,609

Capital requirements:	61,127	62,564
Market risk	15,398	15,354
Credit risk	43,215	41,416
Operational risk	5,133	5,794

Excess of capital requirements	90,331	106,052
Risk-weighted assets	796,836	782,050

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2020	12/31/2021

Net Capital / Required Capital	2.38	2.70
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	14.35%	14.84%
Minimum capital requirements	8.20%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	15.59%	17.99%
Minimum capital requirements	9.70%	9.70%

Net Capital / Assets subject to Credit Risk	28.04%	32.57%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	19.01%	21.56%

Minimum capital requirements	11.70%	11.70%